Employee Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended			6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013 plan	Dec. 31, 2012	Jun. 30, 2013 Pension Benefits	Dec. 31, 2012 Pension Benefits	Jun. 30, 2012 Pension Benefits	Jun. 30, 2013 Pension Benefits	Jun. 30, 2012 Pension Benefits	Dec. 31, 2012 Pension Benefits	Jun. 30, 2013 Pension Benefits - U.S.	Jun. 30, 2012 Pension Benefits - U.S.	Jun. 30, 2013 Pension Benefits - U.S.	Jun. 30, 2012 Pension Benefits - U.S.	Dec. 31, 2012 Pension Benefits - U.S.	Dec. 31, 2011 Pension Benefits - U.S.	Dec. 31, 2010 Pension Benefits - U.S.	Jun. 30, 2013 Pension Benefits - Non-U.S.	Jun. 30, 2012 Pension Benefits - Non-U.S.	Jun. 30, 2013 Pension Benefits - Non-U.S.	Jun. 30, 2012 Pension Benefits - Non-U.S.	Dec. 31, 2012 Pension Benefits - Non-U.S.	Dec. 31, 2011 Pension Benefits - Non-U.S.	Dec. 31, 2010 Pension Benefits - Non-U.S.	Jun. 30, 2013 Postretirement Benefits (U.S.)	Jun. 30, 2012 Postretirement Benefits (U.S.)	Jun. 30, 2013 Postretirement Benefits (U.S.)	Jun. 30, 2012 Postretirement Benefits (U.S.)	Dec. 31, 2012 Postretirement Benefits (U.S.)	Dec. 31, 2011 Postretirement Benefits (U.S.)	Dec. 31, 2010 Postretirement Benefits (U.S.)	Jun. 30, 2013 Key officer postretirement car benefit plan	Jun. 30, 2013 Key officer postretirement car benefit plan Minimum	Dec. 31, 2012 Key officer postretirement car benefit plan Minimum
Components of Net Periodic Benefit Cost
Service cost									$ 7.1	$ 7.0	$ 14.4	$ 13.3	$ 24.8	$ 26.2	$ 24.0	$ 0.7	$ 0.3	$ 1.3	$ 0.6	$ 1.9	$ 4.0	$ 5.2	$ 0	$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.2	$ 0.3
Interest cost									6.9	7.4	13.6	13.9	28.2	27.5	26.1	2.3	2.3	4.6	4.6	9.7	11.0	9.7	0.1	0.2	0.3	0.4	0.8	0.9	0.9
Expected return on plan assets									(7.5)	(8.0)	(15.0)	(15.3)	(31.5)	(30.5)	(26.6)	(3.2)	(3.0)	(6.3)	(6.0)	(12.1)	(12.8)	(10.0)	0	0	0	0	0	0	0
Net amortization									4.0	3.2	8.3	6.0	11.8	7.2	4.6	0.1	(0.1)	0.2	(0.1)	(0.1)	(0.7)	(1.0)	0.1	0	0.1	0	0	0.1	0
Net pension and postretirement expense									10.5	9.6	21.3	17.9	35.3	32.6	28.5	(0.1)	(0.5)	(0.2)	(0.9)	(0.6)	(11.3)	3.7	0.2	0.3	0.5	0.6	1.0	1.2	1.2
Other disclosures
Contributions			6.9	38.4	11.8	10.6	32.2	58.9					46.3	67.8						4.7	16.0						1.4	1.3
Service period																															20 years	20 years
Retirement age																															58 years	58 years
Life period of participant																														15 years
Eligible age for car benefit																														80 years
Number of multiemployer plans with significant underfunded liabilities	1
Multiemployer Plans, Withdrawal Obligation		$ 23.2